Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (4,058,923)	$ (2,106,969)	$ (2,802,487)	$ (585,840)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on conversion of notes	92,959			(9,917)
Depreciation	1,293	604	1,045
Shares issued for license		189,828	189,828
Shares issued for services	50,000
Stock-based compensation	511,177	290,876	340,152	98,951
Amortization of debt discount	20,000	174,998	214,429	12,665
Imputed interest		6,971	9,221	4,539
Changes in operating assets and liabilities:
Prepaid expense	(337,433)	(15,000)	(15,000)
Accounts payable	(433,490)	51,946	475,399	(25,853)
Accrued expenses	(796,865)	409,502	373,273	27,384
Accrued expenses - related party		104,000	281,250	85,666
Deferred revenue	(32,000)	22,000	22,000	10,000
Net cash used in operating activities	(4,983,282)	(871,244)	(910,890)	(382,405)
Cash flows from investing activities:
Purchases of property and equipment		(8,744)	(8,744)
Net cash used in investing activities		(8,744)	(8,744)
Cash flows from financing activities:
Proceeds from issuance of common stock (initial public offering), net of issuance costs	7,293,651
Proceeds from exercise of warrants	1,494,658
Proceeds from convertible notes payable		961,190	1,016,290
Proceeds from convertible notes payables-related party				298,900
Proceeds from notes payable	100,000
Payments of notes payable	(319,950)
Repayment of note payable and interest - related party		(49,000)	(49,000)
Proceeds from notes payables - related party				88,400
Proceeds net of payments short term insurance financing	213,290
Proceeds from subscription payable				100
Net cash provided by financing activities	8,781,649	912,190	967,290	387,400
Net increase in cash and cash equivalents	3,798,367	32,202	47,656	4,995
Cash and cash equivalents, beginning of period	57,670	10,014	10,014	5,019
Cash and cash equivalents, end of period	3,856,037	42,216	57,670	10,014
Supplemental cash flow information:
Cash paid for interest	93,916	4,399	5,757
Cash paid for taxes
Supplemental non-cash activity
Reclassification of warrant		11,097	11,097
Issuance of common stock upon conversion of notes payable	1,535,615
Conversion of convertible note payable		$ 226,138	226,138
Cancellation of common stocks			8
Shares issued for license			189,828
Shares issued for services			340,152	20
Warrants issued with convertible notes				$ 13,661